Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
•Level 1. Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets that the Plan has the ability to access.
•Level 2. Inputs to the valuation methodology include quoted prices for similar assets in active markets; quoted prices for identical or similar assets in inactive markets; inputs other than quoted prices that are observable for the asset; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.
•Level 3. Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Assets Measured at Fair Value on a Recurring Basis
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025.

	Assets at Fair Value Classified as Level 1	Investments Measured at Net Asset Value	Total
Assets
Company common stock	$366,081,670	$—	$366,081,670
Mutual funds	729,844,190	—	729,844,190
Self-directed brokerage accounts	3,438,555,654	—	3,438,555,654
Collective trust funds	—	22,738,904,423	22,738,904,423
Total investments, at fair value	$4,534,481,514	$22,738,904,423	$27,273,385,937

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2024.

	Assets at Fair Value Classified as Level 1	Investments Measured at Net Asset Value	Total
Assets
Company common stock	$224,220,871	$—	$224,220,871
Mutual funds	736,060,100	—	736,060,100
Self-directed brokerage accounts	2,997,158,611	—	2,997,158,611
Collective trust funds	—	20,670,879,318	20,670,879,318
Total investments, at fair value	$3,957,439,582	$20,670,879,318	$24,628,318,900
Assets Reported at Net Asset Value
The following table summarizes investments held by the Plan measured at fair valued based on net asset value per share as of December 31, 2025 and 2024, respectively.

	2025	2024	Redemption Period	Redemption Notice
Collective trust funds	$22,738,904,423	$20,670,879,318	Daily	0 - 5 days